FINANCIAL INSTITUTIONS PAYABLE	12 Months Ended
Dec. 31, 2025
Notes Payable to Bank [Abstract]
FINANCIAL INSTITUTIONS PAYABLE
NOTE 8 - FINANCIAL INSTITUTIONS PAYABLE

United States of America

The Company’s U.S subsidiary secured a three-year credit facility with its primary bank in September 2023. The credit facility has a maximum borrowing base limit of $7,500. The borrowing base limitation is equivalent to: (i) 85% of eligible non-investment grade receivables and 90% of eligible investment grade receivables, plus (ii) 80% of direct labor payroll for the previous two pay periods plus 20%. The Company is required to maintain a fixed charge ratio of 1.00. Borrowings on the credit facility are subject to interest at SOFR plus 2.65% (6.52% as of December 31, 2025) and a minimum annual interest charge of $60. In April 2026 the credit facility was extended until April 2029. As of December 31, 2025 and 2024, the outstanding balances under the credit facility were $31 and $0, respectively and the unused available amount of the line is $7,469 and $7,500, respectively.

Europe

The Company has a factoring arrangement in Sweden to provide it with up to 4,000 SEK ($434 as of December 31, 2025) in borrowings. Borrowings under the agreement bear annual interest of 4.9% and are subject to an annual extension by the financial institution. The factoring agreement is secured by accounts receivable of the Swedish subsidiary. As of December 31, 2025 and 2024, the Company had 771 SEK and 2,212 SEK ($84 and $201 as of December 31, 2025 and 2024) respectively in outstanding borrowings under the credit facility. The weighted average interest rate for this loan during the years ended December 31, 2025, 2024 and 2023, was 4.9%, 5.3% and 2.8% respectively.

In November 2023, the Company entered into a loan agreement with a commercial bank in Spain to provide it with up to €1,000 ($1,173 as of December 31, 2025). The loan agreement is secured by accounts receivable of the Spanish subsidiary. The interest rate is determined by the bank at the time the loan is taken. The loan agreement was renewed in November 2024 and still in place. As of December 31, 2025 and 2024, the Company had no outstanding balances under the loan agreement.

In December 2023, an agreement was signed with the same commercial bank in Spain, to provide loans up to €1,500 ($1,760 as of December 31, 2025). These loans can be used only for paying different taxes to the Spanish tax authorities. The interest rate is determined at the time the loans are taken. During the periods ending December 31, 2025 and 2024 the loans taken ranged between €1,000 and €1,500 ($1,173 and $1,760 as of December 31, 2025) for periods of three months.  As of December 31, 2025 and December 31, 2024 the outstanding balances were €334 and €1,000 ($392 and $1,041 respectively), with an average interest rate of 3.96% and 5.25%, respectively.

In June 2024, the Company signed a factoring agreement with a commercial bank in Germany for an unlimited period. According to the agreement, the Company factors accounts receivable related to invoices issued to certain customers up to the amount of €11,550 ($13,552 as of December 31, 2025). The amounts can be used only for payroll related costs in Germany. The Company is charged fees until the collection date equal to Euribor plus 3.00% (4.95% as of December 31, 2025). The Company is also subject to a 1.5% annual fee on the total factoring amount. As of December 31, 2025 and 2024, the outstanding balances were €6,207 and €1,863 ($7,254 and $1,939 as of December 31, 2025 and 2024), respectively. In February 2026, the financial institution agreed to increase the availability up to €15,850.

In July 2025, an agreement with a commercial bank in Spain was signed, to provide loans up to €150 ($176 as of December 31, 2025). These loans can be used only for paying different taxes to the Spanish tax authorities. The Company pays a commission that is determined at the time the loans are taken, without additional interest. As of December 31, 2025, there is no outstanding balance under the loan agreement.

The following table summarizes the different loans mentioned above and as reflected in the Company’s financial liabilities:

	Maximum Availability as of December 31, 2025 *	Debt Balance as of December 31, 2025	Interest rate as of December 31, 2025	Maximum Availability as of December 31, 2024 *	Debt Balance as of December 31, 2024	Interest rate as of December 31, 2024
Line of Credit	$7,500	$31	6.52%	$7,500	$-	7.14%
Factoring	434	84	4.90%	363	201	5.30%
Revolving Loans	1,173	-	3.73%	1,041	-	3.20%
Revolving Loans **	1,760	392	3.07%	1,561	1,041	4.00%
Revolving Loans**	176	-	0.90%	-	-	-
Factoring	13,552	7,254	4.95%	12,123	1,939	5.89%
Total	$24,595	$7,761	4.86%	$22,588	$3,181	5.23%

* Maximum availability is subject to terms and conditions according to the agreements with the different financial institutions.

** Loans can be used only for payment of taxes in Spain.

In March 2024, the Company signed a non-recourse factoring agreement with a commercial bank under which it factors certain accounts receivable related to invoices issued to a specific customer up to €3,000 ($3,519 as of December 31, 2025). The maximum amount provided by the bank cannot exceed 75% of the monthly invoice for that customer. In March 2025 the agreement was extended for one year and the facility was increased up to €4,000 ($4,692 as of December 31, 2025). Under the terms of this agreement, the factor assumes all rewards and credit risks associated with the purchased receivables and the Company has no further obligation related to their collection. Accordingly, the factored receivables are derecognized from the Company’s balance sheet once the funds are received by the Company. The arrangement does not create any liability and therefore no loan or financing obligation is recorded in the Company’s financial statements. The Company is also subject to a 0.2% fee for every factored invoice issued under the agreement and with interest equal Euribor plus 0.60% (2.55% as of December 31, 2025) until the date the payment is anticipated. In January 2026, the agreement was renewed for additional year under the same terms and conditions.

In July 2025, the Company signed a non-recourse factoring agreement with another commercial bank under which it factors certain accounts receivable related to invoices issued to a specific customer up to €750 ($880 as of December 31, 2025). Under the terms of this agreement, the factor assumes all rewards and credit risks associated with the purchased receivables and the Company has no further obligation related to their collection. Accordingly, the factored receivables are derecognized from the Company’s balance sheet once the funds are received by the Company. The arrangement does not create any liability and therefore no loan or financing obligation is recorded in the Company’s financial statements. The interest rate is Euribor of the month plus 0.90% (2.85% as of December 31, 2025).